DEBT - Total (Details) ¥ in Millions, $ in Millions	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
DEBT
Short-term debt	¥ 315	$ 44	¥ 4,049
Total	315		4,049
Long-term debt, non-current portion	5,220	$ 718	1,265
Bank borrowings
DEBT
Long-term debt, current portion	186		125
Long-term debt, non-current portion	1,435		1,050
Convertible Debt
DEBT
Long-term debt, current portion			3,537
Long-term debt, non-current portion	3,563
FF&E liability
DEBT
Long-term debt, current portion	52		58
Long-term debt, non-current portion	207		199
Others
DEBT
Long-term debt, non-current portion	15		16
Bank borrowings
DEBT
Short-term debt	¥ 77		¥ 329